DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 Value ESG ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 8.1%
AT&T, Inc.	3,185	$52,775
Charter Communications, Inc., Class A*	46	18,406
Comcast Corp., Class A	1,855	77,706
Electronic Arts, Inc.	37	5,106
Fox Corp., Class A	133	3,929
Fox Corp., Class B	27	747
Interpublic Group of Cos., Inc.	174	5,349
Live Nation Entertainment, Inc.*	64	5,390
Match Group, Inc.*	125	4,048
Netflix, Inc.*	199	94,320
News Corp., Class A	171	3,769
News Corp., Class B	53	1,221
Omnicom Group, Inc.	91	7,337
Paramount Global, Class B	226	3,248
Verizon Communications, Inc.	1,877	71,945
Walt Disney Co.*	816	75,635
Warner Bros Discovery, Inc.*	987	10,314

(Cost $399,149)		441,245

Consumer Discretionary - 12.7%
Amazon.com, Inc.*	2,197	320,960
Aptiv PLC*	127	10,521
Best Buy Co., Inc.	88	6,243
BorgWarner, Inc.	105	3,538
Caesars Entertainment, Inc.*	96	4,293
Carnival Corp.*	448	6,747
Darden Restaurants, Inc.	54	8,449
eBay, Inc.	242	9,924
Etsy, Inc.*	24	1,819
General Motors Co.	623	19,687
Hasbro, Inc.	58	2,692
Hilton Worldwide Holdings, Inc.	62	10,386
Home Depot, Inc.	212	66,460
Las Vegas Sands Corp.	165	7,610
Lowe’s Cos., Inc.	81	16,105
Marriott International, Inc., Class A	56	11,351
McDonald’s Corp.	124	34,948
MGM Resorts International	126	4,969
Mohawk Industries, Inc.*	24	2,119
NIKE, Inc., Class B	552	60,869
Norwegian Cruise Line Holdings Ltd.*	188	2,871
PulteGroup, Inc.	101	8,930
Ralph Lauren Corp.	19	2,458
Royal Caribbean Cruises Ltd.*	105	11,283
Starbucks Corp.	252	25,024
Tapestry, Inc.	105	3,325
TJX Cos., Inc.	186	16,389
VF Corp.	148	2,476
Whirlpool Corp.	24	2,614
Yum! Brands, Inc.	45	5,650

(Cost $587,827)		690,710

Consumer Staples - 7.0%
Archer-Daniels-Midland Co.	125	9,216
Brown-Forman Corp., Class B	37	2,173
Bunge Global SA	39	4,285
Campbell Soup Co.	37	1,487
Coca-Cola Co.	609	35,590
Colgate-Palmolive Co.	168	13,233
Conagra Brands, Inc.	213	6,026
Constellation Brands, Inc., Class A	32	7,696
Estee Lauder Cos., Inc., Class A	104	13,280
General Mills, Inc.	84	5,347
Hormel Foods Corp.	42	1,285
J M Smucker Co.	48	5,267
Kellanova	51	2,680
Keurig Dr Pepper, Inc.	225	7,103
Kraft Heinz Co.	356	12,499
Kroger Co.	291	12,883
McCormick & Co., Inc.	55	3,566
Molson Coors Beverage Co., Class B	84	5,169
Mondelez International, Inc., Class A	280	19,897
Procter & Gamble Co.	474	72,768
Target Corp.	206	27,565
Tyson Foods, Inc., Class A	128	5,995
Walgreens Boots Alliance, Inc.	320	6,381
Walmart, Inc.	639	99,486

(Cost $400,371)		380,877

Energy - 1.8%
Baker Hughes Co.	450	15,187
Halliburton Co.	404	14,960
Kinder Morgan, Inc.	884	15,532
Marathon Petroleum Corp.	94	14,024
Phillips 66	199	25,649
Schlumberger NV	298	15,508

(Cost $91,644)		100,860

Financials - 19.3%
Aflac, Inc.	240	19,850
Allstate Corp.	118	16,269
American Express Co.	132	22,542
American International Group, Inc.	316	20,796
Arthur J Gallagher & Co.	34	8,466
Assurant, Inc.	24	4,032
Bank of America Corp.	3,104	94,641
Bank of New York Mellon Corp.	346	16,719
BlackRock, Inc.	63	47,327
Capital One Financial Corp.	170	18,982
Cboe Global Markets, Inc.	16	2,915
Charles Schwab Corp.	279	17,108
Chubb Ltd.	80	18,354
Citigroup, Inc.	866	39,923
CME Group, Inc.	161	35,156
Discover Financial Services	50	4,650
FactSet Research Systems, Inc.	7	3,174

Fidelity National Information Services, Inc.	265	15,540
Fifth Third Bancorp	305	8,830
Fiserv, Inc.*	83	10,841
Franklin Resources, Inc.	127	3,150
Global Payments, Inc.	118	13,740
Globe Life, Inc.	14	1,724
Goldman Sachs Group, Inc.	146	49,865
Hartford Financial Services Group, Inc.	141	11,021
Intercontinental Exchange, Inc.	256	29,143
Invesco Ltd.	203	2,897
JPMorgan Chase & Co.	1,303	203,372
M&T Bank Corp.	76	9,741
MarketAxess Holdings, Inc.	9	2,161
MetLife, Inc.	285	18,134
Moody’s Corp.	37	13,503
Morgan Stanley	570	45,224
MSCI, Inc.	15	7,813
Nasdaq, Inc.	55	3,071
Northern Trust Corp.	93	7,370
PayPal Holdings, Inc.*	492	28,344
PNC Financial Services Group, Inc.	179	23,979
Principal Financial Group, Inc.	40	2,953
Prudential Financial, Inc.	160	15,645
Regions Financial Corp.	417	6,956
S&P Global, Inc.	147	61,127
State Street Corp.	142	10,340
Synchrony Financial	195	6,310
T. Rowe Price Group, Inc.	100	10,013
Travelers Cos., Inc.	48	8,670
Truist Financial Corp.	593	19,059
Willis Towers Watson PLC	48	11,822

(Cost $1,038,581)		1,053,262

Health Care - 8.0%
Abbott Laboratories	374	39,004
Agilent Technologies, Inc.	53	6,773
Baxter International, Inc.	226	8,154
Becton Dickinson and Co.	130	30,703
Biogen, Inc.*	34	7,959
Bio-Rad Laboratories, Inc., Class A*	10	3,049
Bio-Techne Corp.	37	2,327
Boston Scientific Corp.*	301	16,823
Cardinal Health, Inc.	115	12,314
Catalent, Inc.*	80	3,108
Cencora, Inc.	72	14,643
Centene Corp.*	246	18,125
Cigna Group	68	17,876
CVS Health Corp.	574	39,003
DaVita, Inc.*	24	2,435
Edwards Lifesciences Corp.*	276	18,688
Henry Schein, Inc.*	61	4,071
Humana, Inc.	20	9,697
IDEXX Laboratories, Inc.*	19	8,851
Illumina, Inc.*	70	7,137
IQVIA Holdings, Inc.*	43	9,206
Medtronic PLC	594	47,086
Mettler-Toledo International, Inc.*	3	3,276
Quest Diagnostics, Inc.	17	2,333
Stryker Corp.	151	44,746
Teleflex, Inc.	21	4,740
Viatris, Inc.	542	4,976
Zimmer Biomet Holdings, Inc.	94	10,933
Zoetis, Inc.	208	36,747

(Cost $465,846)		434,783

Industrials - 10.5%
Alaska Air Group, Inc.*	57	2,155
American Airlines Group, Inc.*	291	3,617
Broadridge Financial Solutions, Inc.	27	5,233
C.H. Robinson Worldwide, Inc.	24	1,969
Carrier Global Corp.	373	19,381
Caterpillar, Inc.	93	23,317
Cintas Corp.	16	8,852
CSX Corp.	465	15,020
Cummins, Inc.	31	6,949
Dover Corp.	62	8,752
Eaton Corp. PLC	178	40,529
Emerson Electric Co.	255	22,670
Fortive Corp.	158	10,899
Generac Holdings, Inc.*	28	3,278
General Electric Co.	487	59,317
IDEX Corp.	14	2,824
Illinois Tool Works, Inc.	61	14,775
Ingersoll Rand, Inc.	190	13,572
Johnson Controls International PLC	307	16,210
Nordson Corp.	24	5,648
Norfolk Southern Corp.	102	22,252
Otis Worldwide Corp.	185	15,871
PACCAR, Inc.	233	21,394
Parker-Hannifin Corp.	57	24,691
Paychex, Inc.	62	7,562
Pentair PLC	74	4,776
Republic Services, Inc.	41	6,635
Robert Half, Inc.	48	3,935
Rockwell Automation, Inc.	51	14,047
Stanley Black & Decker, Inc.	66	5,999
Trane Technologies PLC	102	22,992
Union Pacific Corp.	137	30,862
United Parcel Service, Inc., Class B	326	49,425
United Rentals, Inc.	31	14,757
Verisk Analytics, Inc.	35	8,450
Waste Management, Inc.	68	11,627
Westinghouse Air Brake Technologies Corp.	81	9,441
Xylem, Inc.	105	11,039

(Cost $491,121)		570,722

Information Technology - 21.0%
Adobe, Inc.*	108	65,989
Advanced Micro Devices, Inc.*	331	40,104
Akamai Technologies, Inc.*	70	8,087
Analog Devices, Inc.	120	22,006
Autodesk, Inc.*	43	9,392
Cisco Systems, Inc.	1,836	88,826
Corning, Inc.	340	9,687
Gen Digital, Inc.	119	2,628
Hewlett Packard Enterprise Co.	573	9,689
HP, Inc.	386	11,325
Intel Corp.	1,875	83,812
Intuit, Inc.	59	33,716
Keysight Technologies, Inc.*	37	5,028
Microchip Technology, Inc.	125	10,430
Micron Technology, Inc.	488	37,147
Microsoft Corp.	1,398	529,716
Motorola Solutions, Inc.	34	10,978
NXP Semiconductors NV	47	9,592
Salesforce, Inc.*	439	110,584
TE Connectivity Ltd.	141	18,471
Teradyne, Inc.	35	3,228
Texas Instruments, Inc.	150	22,907
Tyler Technologies, Inc.*	10	4,088

(Cost $904,344)		1,147,430

Materials - 3.3%
Amcor PLC	664	6,295
Ball Corp.	140	7,741
Corteva, Inc.	99	4,475
Dow, Inc.	315	16,301
Ecolab, Inc.	114	21,857
International Flavors & Fragrances, Inc.	114	8,593
Linde PLC	86	35,584
LyondellBasell Industries NV, Class A	113	10,746
Newmont Corp.	516	20,738
PPG Industries, Inc.	105	14,909
Sherwin-Williams Co.	105	29,274
Westrock Co.	114	4,694

(Cost $162,111)		181,207

Real Estate - 4.8%
Alexandria Real Estate Equities, Inc. REIT	70	7,658
American Tower Corp. REIT	98	20,461
AvalonBay Communities, Inc. REIT	63	10,895
Boston Properties, Inc. REIT	64	3,644
CBRE Group, Inc., Class A*	141	11,133
Digital Realty Trust, Inc. REIT	136	18,874
Equinix, Inc. REIT	42	34,231
Equity Residential REIT	152	8,640
Essex Property Trust, Inc. REIT	29	6,190
Extra Space Storage, Inc. REIT	47	6,118
Federal Realty Investment Trust REIT	33	3,155
Healthpeak Properties, Inc. REIT	244	4,226
Host Hotels & Resorts, Inc. REIT	320	5,590
Iron Mountain, Inc. REIT	52	3,336
Kimco Realty Corp. REIT	276	5,332
Prologis, Inc. REIT	412	47,351
Regency Centers Corp. REIT	69	4,332
SBA Communications Corp. REIT	21	5,186
Simon Property Group, Inc. REIT	146	18,234
UDR, Inc. REIT	138	4,609
Ventas, Inc. REIT	179	8,205
Welltower, Inc. REIT	247	22,008
Weyerhaeuser Co. REIT	141	4,420

(Cost $254,121)		263,828

Utilities - 2.9%
American Water Works Co., Inc.	86	11,338
CenterPoint Energy, Inc.	281	7,944
Constellation Energy Corp.	146	17,672
Edison International	171	11,455
Entergy Corp.	95	9,634
Eversource Energy	156	9,268
Exelon Corp.	444	17,099
NextEra Energy, Inc.	910	53,244
Public Service Enterprise Group, Inc.	223	13,922
Sempra	112	8,161

(Cost $174,030)		159,737

TOTAL COMMON STOCKS (Cost $4,969,145)		5,424,661

EXCHANGE TRADED FUNDS - 0.3%
SPDR Portfolio S&P 500 Value ETF
(Cost $15,404)	375	16,650

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
(Cost $3,512)	3,512	3,512

TOTAL INVESTMENTS - 99.8% (Cost $4,988,061)		$5,444,823
Other assets and liabilities, net - 0.2%		8,645

NET ASSETS - 100.0%		$5,453,468

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (a)
493	40,089	(37,070)	—	—	43	—	3,512	3,512

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$5,424,661	$—	$—	$5,424,661
Exchange Traded Funds	16,650	—	—	16,650
Short-Term Investments (a)	3,512	—	—	3,512

TOTAL	$5,444,823	$—	$—	$5,444,823

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPV-PH1

R-089711-1 (5/24) DBX005195 (5/24)